Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	N2OFF, INC.
Entity Central Index Key	0001789192
Entity Primary SIC Number	2000
Entity Tax Identification Number	26-4684680
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	HaPardes 134 (Meshek Sander)
Entity Address, City or Town	Neve Yarak
City Area Code	(347
Local Phone Number	468-9583
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	701 S. Carson Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	(888
Local Phone Number	528-2677
Contact Personnel Name	VCorp Services, LLC